Submission	Dec. 11, 2025
Submission [Line Items]
Central Index Key	0000874766
Registrant Name	HARTFORD INSURANCE GROUP, INC.
Registration File Number	333-282288
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A